Per Share Amounts - Common Share Dividends (Details) - Common Shares - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Dividends paid (in CAD per share)	$ 0.525	$ 0.350
Dividends paid on common shares	$ 990	$ 682
Variable dividends declared (in CAD per share)	$ 0	$ 0.114
Variable Dividends Paid on Common Shares	$ 0	$ 219
Total common share dividends paid (in CAD per share)	$ 0.525	$ 0.464
Total dividends paid on common shares	$ 990	$ 901